Commitments and Contingencies (Details Textual) (USD $)	9 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Jul. 29, 2014	Mar. 20, 2013	Sep. 22, 2014	Jul. 30, 2014	Dec. 30, 2014
Number of vessels held for sale		7
Contracts to acquire New Vessels		71
Vessels time charter-in		20
Number of Time charters in - fixed dollar		19
Cash and cash equivalents	$ 733,896,000	$ 272,673,000		$ 0
Charterhire expense	0	73,214,000
Kamsarmax Vessels [Member]
Contracts to acquire New Vessels		20
Ultramax Vessels [Member]
Contracts to acquire New Vessels		29
Senior Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage					7.50%
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Description of Variable Rate Basis			0.002356
Secured credit facility Maturity July 29, 2021 [Member]
Line of Credit Facility, Maximum Borrowing Capacity			330,000,000
Secured credit facility Maturity the earlier of seven years from drawdown or December 31, 2013 [Member]
Line of Credit Facility, Maximum Borrowing Capacity						67,500,000
Secured credit facility Maturity December 30, 2020 [Member] [Member]
Line of Credit Facility, Maximum Borrowing Capacity							408,976,000
Scorpio commercial management (SCM)
Commercial management fee payable to SCM (per vessel per day)		300
Scorpio Ship Management SSM
Annual Fee per vessel to provide technical management service		200,000
31-Jan-17 [Member] | 2002 [Member] | Handymax [Member] | JAPAN
Daily base rate extended period year2		13,600
Daily base rate extended period Year 3		14,800
Daily Base Rate		12,000
Daily base rate extended period Year 1		12,750
27-Jan-18 [Member] | 2015 [Member] | Supramax [Member] | JAPAN
Vessel Charter in period (in months)		3 years 0 months
Daily base rate extended period year2		16,000
Daily Base Rate		14,000
Daily base rate extended period Year 1		15,000
15-10-2016 [Member] | 2012 [Member] | Post-Panamax [Member] | CHINA
Daily Base Rate		13,000
Daily Base Rate during extended period		14,000
9-May-15 [Member] | 2009 [Member] | Post-Panamax [Member] | CHINA
Chartered-in rate as a percentage of Baltic Panamax 4TC Index (as a percentage)		90.00%
11-Aug-15 [Member] | 2011 [Member] | Post-Panamax [Member] | CHINA
Daily Base Rate		9,500
Daily Base Rate during extended period		11,500
23-Jul-15 [Member] | 2014 [Member] | Kamsarmax Vessels [Member] | South Korea
Daily Base Rate		12,000
28-Jan-15 [Member] | 2009 [Member] | Kamsarmax Vessels [Member] | JAPAN
Daily Base Rate		14,500
Daily Base Rate during extended period		15,500
23-Jul-17 [Member] | 2012 [Member] | Kamsarmax Vessels [Member] | South Korea
Daily Base Rate		15,500
Daily Base Rate during extended period		16,300
4-Mar-15 [Member] | 2011 [Member] | Kamsarmax Vessels [Member] | South Korea
Daily Base Rate		12,750
Daily Base Rate during extended period		13,750
15-Jan-16 [Member] | 2011 [Member] | Kamsarmax Vessels [Member] | South Korea
Daily Base Rate		15,000
Daily Base Rate during extended period		16,000
06-Mar-15 [Member] | 2012 [Member] | Kamsarmax Vessels [Member] | South Korea
Daily Base Rate		15,000
07-Feb-15 [Member] | 2012 [Member] | Kamsarmax Vessels [Member] | CHINA
Daily Base Rate		14,000
Daily Base Rate during extended period		14,750
3-Jan-17 [Member] | 2004 [Member] | Panamax [Member] | CHINA
Daily Base Rate		14,000
10-Jan-15 [Member] | 2014 [Member] | Panamax [Member] | JAPAN
Daily Base Rate		16,000
17-Feb-15 [Member] | 2007 [Member] | Panamax [Member] | South Korea
Daily Base Rate		13,750
Daily Base Rate during extended period		14,750
1-Apr-17 [Member] | 2010 [Member] | Ultramax Vessels [Member] | JAPAN
Vessel Charter in period (in months)		3 years 0 months
Daily base rate extended period year2		16,200
Daily base rate extended period Year 3		17,200
Daily Base Rate		14,200
Daily base rate extended period Year 1		15,200
12-Dec-15 [Member] | 2010 [Member] | Supramax [Member] | CHINA
Daily Base Rate		14,250
Daily Base Rate during extended period		14,850
13-Jan-15 [Member] | 2011 [Member] | Supramax [Member] | CHINA
Daily Base Rate		13,750
13-Jun-16 [Member] | 2008 [Member] | Supramax [Member] | CHINA
Daily Base Rate		12,250
Daily Base Rate during extended period		13,000
Base Rate for First 40 Days [Member] | 19-Jun-15 [Member] | 2014 [Member] | Panamax [Member] | CHINA
Daily Base Rate		5,000
Base Rate after 40 Days [Member] | 19-Jun-15 [Member] | 2014 [Member] | Panamax [Member] | CHINA
Daily Base Rate		$ 10,000
Minimum [Member] | 31-Jan-17 [Member] | 2002 [Member] | Handymax [Member] | JAPAN
Vessel Charter in period (in months)		0 years 34 months
Extended Vessel Charter in period		3 years 0 months
Minimum [Member] | 27-Jan-18 [Member] | 2015 [Member] | Supramax [Member] | JAPAN
Extended Vessel Charter in period		2 years 0 months
Minimum [Member] | 15-10-2016 [Member] | 2012 [Member] | Post-Panamax [Member] | CHINA
Vessel Charter in period (in months)		0 years 21 months
Extended Vessel Charter in period		1 year 0 months
Minimum [Member] | 9-May-15 [Member] | 2009 [Member] | Post-Panamax [Member] | CHINA
Vessel Charter in period (in months)		0 years 10 months
Extended Vessel Charter in period		0 years 10 months
Minimum [Member] | 11-Aug-15 [Member] | 2011 [Member] | Post-Panamax [Member] | CHINA
Vessel Charter in period (in months)		0 years 11 months
Extended Vessel Charter in period		1 year 0 months
Minimum [Member] | 23-Jul-15 [Member] | 2014 [Member] | Kamsarmax Vessels [Member] | South Korea
Vessel Charter in period (in months)		0 years 11 months
Extended Vessel Charter in period		1 year 0 months
Minimum [Member] | 28-Jan-15 [Member] | 2009 [Member] | Kamsarmax Vessels [Member] | JAPAN
Vessel Charter in period (in months)		0 years 11 months
Extended Vessel Charter in period		1 year 0 months
Minimum [Member] | 23-Jul-17 [Member] | 2012 [Member] | Kamsarmax Vessels [Member] | South Korea
Vessel Charter in period (in months)		0 years 39 months
Extended Vessel Charter in period		1 year 0 months
Minimum [Member] | 4-Mar-15 [Member] | 2011 [Member] | Kamsarmax Vessels [Member] | South Korea
Vessel Charter in period (in months)		0 years 11 months
Extended Vessel Charter in period		1 year 0 months
Minimum [Member] | 15-Jan-16 [Member] | 2011 [Member] | Kamsarmax Vessels [Member] | South Korea
Vessel Charter in period (in months)		0 years 23 months
Extended Vessel Charter in period		0 years 11 months
Minimum [Member] | 06-Mar-15 [Member] | 2012 [Member] | Kamsarmax Vessels [Member] | South Korea
Vessel Charter in period (in months)		0 years 12 months
Minimum [Member] | 07-Feb-15 [Member] | 2012 [Member] | Kamsarmax Vessels [Member] | CHINA
Vessel Charter in period (in months)		0 years 11 months
Extended Vessel Charter in period		0 years 11 months
Minimum [Member] | 3-Jan-17 [Member] | 2004 [Member] | Panamax [Member] | CHINA
Vessel Charter in period (in months)		0 years 32 months
Minimum [Member] | 10-Jan-15 [Member] | 2014 [Member] | Panamax [Member] | JAPAN
Vessel Charter in period (in months)		0 years 12 months
Minimum [Member] | 19-Jun-15 [Member] | 2014 [Member] | Panamax [Member] | CHINA
Vessel Charter in period (in months)		0 years 10 months
Extended Vessel Charter in period		0 years 0 months 40 days
Minimum [Member] | 17-Feb-15 [Member] | 2007 [Member] | Panamax [Member] | South Korea
Vessel Charter in period (in months)		0 years 11 months
Extended Vessel Charter in period		1 year 0 months
Minimum [Member] | 1-Apr-17 [Member] | 2010 [Member] | Ultramax Vessels [Member] | JAPAN
Extended Vessel Charter in period		3 years 0 months
Minimum [Member] | 12-Dec-15 [Member] | 2010 [Member] | Supramax [Member] | CHINA
Vessel Charter in period (in months)		0 years 20 months
Extended Vessel Charter in period		0 years 10 months
Minimum [Member] | 13-Jan-15 [Member] | 2011 [Member] | Supramax [Member] | CHINA
Vessel Charter in period (in months)		0 years 10 months
Minimum [Member] | 13-Jun-16 [Member] | 2008 [Member] | Supramax [Member] | CHINA
Vessel Charter in period (in months)		0 years 21 months
Maximum [Member] | 31-Jan-17 [Member] | 2002 [Member] | Handymax [Member] | JAPAN
Vessel Charter in period (in months)		0 years 37 months
Maximum [Member] | 15-10-2016 [Member] | 2012 [Member] | Post-Panamax [Member] | CHINA
Vessel Charter in period (in months)		0 years 25 months
Maximum [Member] | 9-May-15 [Member] | 2009 [Member] | Post-Panamax [Member] | CHINA
Vessel Charter in period (in months)		0 years 14 months
Extended Vessel Charter in period		0 years 14 months
Maximum [Member] | 11-Aug-15 [Member] | 2011 [Member] | Post-Panamax [Member] | CHINA
Vessel Charter in period (in months)		0 years 13 months
Maximum [Member] | 23-Jul-15 [Member] | 2014 [Member] | Kamsarmax Vessels [Member] | South Korea
Vessel Charter in period (in months)		0 years 14 months
Maximum [Member] | 28-Jan-15 [Member] | 2009 [Member] | Kamsarmax Vessels [Member] | JAPAN
Vessel Charter in period (in months)		0 years 13 months
Maximum [Member] | 23-Jul-17 [Member] | 2012 [Member] | Kamsarmax Vessels [Member] | South Korea
Vessel Charter in period (in months)		0 years 44 months
Maximum [Member] | 4-Mar-15 [Member] | 2011 [Member] | Kamsarmax Vessels [Member] | South Korea
Vessel Charter in period (in months)		0 years 13 months
Maximum [Member] | 15-Jan-16 [Member] | 2011 [Member] | Kamsarmax Vessels [Member] | South Korea
Vessel Charter in period (in months)		0 years 28 months
Extended Vessel Charter in period		0 years 13 months
Maximum [Member] | 06-Mar-15 [Member] | 2012 [Member] | Kamsarmax Vessels [Member] | South Korea
Vessel Charter in period (in months)		0 years 14 months
Maximum [Member] | 07-Feb-15 [Member] | 2012 [Member] | Kamsarmax Vessels [Member] | CHINA
Vessel Charter in period (in months)		0 years 14 months
Extended Vessel Charter in period		0 years 14 months
Maximum [Member] | 3-Jan-17 [Member] | 2004 [Member] | Panamax [Member] | CHINA
Vessel Charter in period (in months)		0 years 38 months
Maximum [Member] | 10-Jan-15 [Member] | 2014 [Member] | Panamax [Member] | JAPAN
Vessel Charter in period (in months)		0 years 13 months
Maximum [Member] | 19-Jun-15 [Member] | 2014 [Member] | Panamax [Member] | CHINA
Vessel Charter in period (in months)		0 years 13 months
Maximum [Member] | 17-Feb-15 [Member] | 2007 [Member] | Panamax [Member] | South Korea
Vessel Charter in period (in months)		0 years 13 months
Maximum [Member] | 12-Dec-15 [Member] | 2010 [Member] | Supramax [Member] | CHINA
Vessel Charter in period (in months)		0 years 24 months
Extended Vessel Charter in period		0 years 12 months
Maximum [Member] | 13-Jan-15 [Member] | 2011 [Member] | Supramax [Member] | CHINA
Vessel Charter in period (in months)		0 years 13 months
Maximum [Member] | 13-Jun-16 [Member] | 2008 [Member] | Supramax [Member] | CHINA
Vessel Charter in period (in months)		0 years 25 months
Year Built 2014 [Member] | Kamsarmax [Member]
Number of vessels owned		2